Document and Entity Information	May 25, 2023
Cover [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	May 25, 2023
Entity Registrant Name	Bank of South Carolina Corporation
Entity Incorporation, State or Country Code	SC
Entity Central Index Key	0001007273
Securities Act File Number	0-27702
Entity Tax Identification Number	57-1021355
Entity Emerging Growth Company	false
Entity Address, Address Line One	256 Meeting Street
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29401
City Area Code	843
Local Phone Number	724-1500
Title of 12(b) Security	Common stock
Trading Symbol	BKSC
Security Exchange Name	NASDAQ